ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a)Organization and principal activities

        IFM Investments Limited (the "Company"), was incorporated in the Cayman Islands on November 30, 2005, is a leading comprehensive real estate services provider and the exclusive franchisor for the CENTURY 21® brand in China.

        On January 28, 2010, the Company offered 12,487,500 (equivalent to 4,162,500 after the ratio change as described below) American Depositary Shares ("ADS"), representing 187,312,500 ordinary shares at US$ 7.00 each to public (equivalent of US$21.00 each to after ratio change as described below), raising gross proceeds of RMB557.5 million. The Company's ADS were quoted on New York Stock Exchange ("NYSE").

        The Company changed the ratio of its American depositary shares ("ADSs") to Class A ordinary shares from 1:15 to 1:45 (the "Ratio Change") effective April 16, 2012. Pursuant to the Ratio Change, the record holders of the Company's ADS as of the effective date were entitled to receive one (1) new ADS, each representing forty-five (45) shares, in exchange for every three (3) ADSs held by them. No new shares were issued in connection with the Ratio Change. All ADSs and per ADS amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the Ratio Change.

        In January 2015, the Company's ADSs were delisted from the New York Stock Exchange on the grounds that the Company has fallen below the NYSE's continued listing standard set forth in Section 802.01B of the NYSE Listed Company Manual, which requires the Company to maintain an average global market capitalization of not less than $15 million over a consecutive 30-trading day period. On March 11, 2015, the Company's ADSs began trading on the OTCQB Marketplace under the ticker symbol "CTCLY".

        The Company's subsidiaries are principally engaged in franchising the CENTURY 21® brand name and operation systems to regional sub-franchisees and outlet stores (collectively "franchisees") that are independently-owned and operated. The Company provides operational and administrative services, tools and systems to franchisees, which are designed to assist franchisees in achieving increased revenue and profitability. Specifically, the Company and its subsidiaries operate in the following businesses:

(i)	Company-owned Brokerage Services—operates a full-service real estate brokerage business under the CENTURY 21® brand name in the People's Republic of China ("PRC").
(ii)

Primary and Commercial Services—comprises three business units, which provide primary real estate agency services including planning, consulting, and brokerage services to commercial and residential property developers.

(iii)

Mortgage Management Services—includes comprehensive advisory services in connection with the selection and procurement of home mortgage and home equity products offered by commercial banks, and loan services in connection with the provision of entrusted and mortgage credit loans through commercial bank and our mortgage credit company. For advisory services, our experienced mortgage consultants promote and introduce various mortgage products, and advise home buyers or home owners in the selection of the appropriate mortgage product based on each mortgagor's individual needs. For loan services, we recognized interest and service fee related to the provision of entrusted and mortgage credit loans through a series of arrangements. As of December 31, 2014, the Company provided entrusted and mortgage credit loan with average loan-to-value ratio of approximately 50%.

(iv)

Franchise Services—franchises the CENTURY 21® brand name and operation system in the PRC. On March 22, 2000, IFM Company Limited ("IFM Co."), one of the wholly-owned subsidiaries of the Company, entered into an arrangement, a Restated Century 21 International Subfranchise Agreement For the People's Republic of China ("Master Franchise Agreement"), with Cendant Global Services B.V. ("Cendant"), the owner of the CENTURY 21® brand, to acquire the exclusive right to use the CENTURY 21® brand and operation system in the PRC, from year 2000 to 2025 and is extendable at the Group's election for unlimited additional terms of 25 years upon payment of renewal fees of US$4.5 million for each renewal. Cendant Corporation, Cendant's parent company, subsequently restructured their business and spun off Cendant into Realogy. As part of this spin-off, Cendant assigned its rights under the Master Franchise Agreement to Realogy.

        The Company and its subsidiaries are collectively referred to as the "Group".

b)Major subsidiaries, variable interest entities ("VIE") and equity investments

As of December 31, 2014, the Company's major subsidiaries, VIEs and equity investments are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd. ("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service

9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
22	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding

23	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
24	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
25	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
27	Sichuan Yidao Real Estate Brokerage Co., Ltd.("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
28	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
29	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
30	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
31	Shenzhen Quancheng Management Services Co.Ltd	Oct 30,2012	PRC	100%	Subsidiary	Real estate brokerage service
32	Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")*	Nov 23,2011	PRC	100%	Subsidiary	Real estate brokerage service
33	Shanghai Xinjie Real Estate Agency Ltd.	Jan 6,2013	PRC	100%	Subsidiary	Real estate brokerage service
34	Beijing Anxin Chuangfu Property management Co. Ltd.	Sep 22,2013	PRC	100%	Subsidiary	Real estate brokerage service
35	Tianxi ("Shanghai") Investment Managements Ltd.	Mar 31,2014	PRC	100%	Subsidiary	Investment holding
36	Shanghai Ruifeng Investments Consultant Co., Ltd.	May 22,2014	PRC	100%	Subsidiary	Real estate brokerage service
37	Beijing Anxin Ruifeng Real Estate Brokerage Co., Limited	Jul 21,2014	PRC	100%	Subsidiary	Real estate brokerage service
38	Qingdao Kaisheng Jinglue Investment Consultants Ltd.	Dec 23,2014	PRC	55%	Subsidiary	Real estate mortgage brokerage service

VIEs and VIEs' Subsidiaries
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service
4	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment
*	—The subsidiaries marked with * were acquired by the Group through business combination.

c)Liquidity

        The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred a net loss of approximately RMB50.1 million for the year ended December 31, 2012, net loss of approximately RMB85.9 million for the year ended December 31, 2013, and net loss of approximately RMB109.4 million for the year ended December 31, 2014. The net cash used in operating activities was approximately RMB31.7 million for the year ended December 31, 2012, the net cash used in operating activities was approximately RMB34.6 million for the year ended December 31,2013, and the net cash used in operating activities was approximately RMB106.0 million for the year ended December 31, 2014. Accumulated deficit was RMB747.3 million and RMB856.2 million as of December 31, 2013 and 2014, respectively. The Group assesses its liquidity by considering its ability to generate cash to fund its operations, its ability to attract investors and its ability to borrow funds on favorable economic terms. Historically, the Group has relied principally on both operational sources of cash, as well as non-operational sources of financing, from related parties and outside investors, to fund its operations and capital expansion needs. Furthermore, the Company received gross proceeds of RMB557.5 million from its initial public offering on the New York Stock Exchange on January 28, 2010. Since then, the Group has utilized a significant amount of cash on hand and the proceeds from initial public offering to open more sales offices in Beijing, Shanghai, Shenzhen and Chengdu as the Group expanded its network of company-owned brokerage services throughout the first quarter of 2011, and to expand its mortgage management services and primary and commercial services throughout 2012 and 2013. The Group has reduced the number of sales offices from 321 as of December 31, 2012 to 260 as of December 31, 2013. In 2014, due to strategic alignment, the group has closed all company-owned brokerage sales offices in Shenzhen and Chengdu, and optimized the network in Beijing and Shanghai and the number of sales office was 111 as of December 31, 2014. As a result, the Group expects to incur less fixed costs for company-owned brokerage services with less sales offices and less sales staff. Accordingly, the Group's consolidated financial statements have been prepared on a going concern basis after taking into consideration at the afore-mentioned cost saving measures.